Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions
Related Party Transactions

4. Related Party Transactions

Due from former parent

The Company was a majority-owned subsidiary of Napo until May 18, 2015, the date of the Company’s IPO. Additionally, Lisa A. Conte, Chief Executive Officer of the Company, is also the Interim Chief Executive Officer of Napo Pharmaceuticals, Inc. The Company has total outstanding receivables (payables) from former parent (“Napo”) at March 31, 2017 and December 31, 2016 as follows:

	March 31,	December 31,
	2017	2016
Due from former parent	$221,429	$299,819
Royalty payable to former parent	(7)	(171)

Net receivable (payable) to former parent	$221,422	$299,648

Due from former parent

Employee leasing and overhead allocation

Effective July 1, 2016, Napo agreed to reimburse the Company for the use of the Company’s employee’s time and related expenses, including rent and a fixed overhead amount to cover office supplies and copier use. The balance of unpaid employee leasing charges due from Napo was $277,529 at December 31, 2016.  The total amount of such services was $407,267 and Napo remitted $465,625 for the three months ended March 31, 2017.  The remaining unpaid balance of $219,171 is included in due from former parent in current assets on the Company’s balance sheet.

Other transactions

The Company periodically makes purchases on behalf of Napo, primarily including travel expenses and investor relations expenses.  The balance of unpaid non-employee leasing charges due from Napo was $22,290 at December 31, 2016.  The total amount of such purchases was $5,376 and Napo remitted $25,408 in the three months ended March 31, 2017.  The remaining unpaid balance of $2,258 is included in due from former parent in current assets on the Company’s balance sheet.

Royalty payable to former parent and license fee payable to former parent and related agreement

On July 11, 2013, Jaguar entered into an option to license Napo’s intellectual property and technology (the “Option Agreement”). Under the Option Agreement, upon the payment of $100,000 in July 2013, the Company obtained an option for a period of two years to execute an exclusive worldwide license to Napo’s intellectual property and technology to use for the Company’s animal health business. The option price was creditable against future license fees to be paid to Napo under the License Agreement (as defined below).

In January 2014, the Company exercised its option and entered into a license agreement (the “License Agreement”) with Napo for an exclusive worldwide license to Napo’s intellectual property and technology to permit the Company to develop, formulate, manufacture, market, use, offer for sale, sell, import, export, commercialize and distribute products for veterinary treatment uses and indications for all species of animals. The Company was originally obligated to pay a one-time non-refundable license fee of $2,000,000, less the option fee of $100,000. At the Company’s option, the license fee could have been paid in common stock. In January 2015, the License Agreement was amended to decrease the one-time non-refundable license fee payable from $2,000,000 to $1,750,000 in exchange for acceleration of the payment of the fee. Given that Napo is a significant shareholder of the Company, the abatement of the license fee amount has been recorded as a capital contribution in the accompanying condensed financial statements. The Company paid the final $425,000 in the three months ended March 31, 2016.

Milestone payments aggregating $3,150,000 may also be due to Napo based on regulatory approvals of various veterinary products. In addition to the milestone payments, the Company will owe Napo an 8% royalty on annual net sales of products derived from the Croton lechleri tree, up to $30,000,000 and then, a royalty of 10% on annual net sales of $30,000,000 or more. Additionally, if any other products are developed, the Company will owe Napo a 2% royalty on annual net sales of pharmaceutical prescription products that are not derived from Croton lechleri and a 1% royalty on annual net sales of non-prescription products that are not derived from Croton lechleri. The royalty term expires at the longer of 10 years from the first sale of each individual product or when there is no longer a valid patent claim covering any of the products and a competitive product has entered the market. However, because an IPO of at least $10,000,000 was consummated prior to December 31, 2015, the royalty was reduced to 2% of annual net sales of its prescription products derived from Croton lechleri and 1% of net sales of its non-prescription products derived from Croton lechleri and no milestone payment will be due and no royalties will be owed on any additional products developed.

The Company had unpaid royalties of $171 at December 31, 2016, which are netted with other receivables due from former parent in current assets in the Company’s balance sheet. The Company incurred $284 in royalties in the three months ended March 31,  2017, which are included in sales and marketing expense in the Company’s statement of operations and comprehensive loss, and paid $447 to Napo in the three months ended March 31, 2017. The remaining balance of unpaid royalties of $7 are netted with other receivables due from the former parent and are included in current assets in the Company’s balance sheet. The Company may, at its sole discretion, elect to remit any milestone payments and/or royalties in the form of the Company’s common stock.

In addition to receiving a License Agreement to Napo’s intellectual property and technology, the License also transferred to the Company certain materials and equipment. Raw materials of $1.2 million transferred from Napo were included in research and development expense on the statements of operations and comprehensive loss during the year ended December 31, 2014. Equipment of $811,087 related to the License is included in property and equipment on the Company’s balance sheet at March 31, 2017 and December 31, 2016 at the cost paid by Napo, which approximates fair value.

The Company has agreed under the License Agreement to defend, indemnify and hold Napo, its affiliates, and the officers, directors, employees, consultants and contractors of Napo harmless from and against any losses, costs, damages, liabilities, fees and expenses arising out of any third-party claim related to the Company’s gross negligence, breach of covenants or the manufacture, sale or use of the product or products.

4. Related Party Transactions

Due from former parent

        The Company was a majority-owned subsidiary of Napo until May 18, 2015, the date of the Company's IPO. Additionally, Lisa A. Conte, Chief Executive Officer of the Company, is also the interim Chief Executive Officer of Napo Pharmaceuticals, Inc. The Company has total outstanding receivables (payables) from/to former parent ("Napo") at December 31, 2016 and December 31, 2015 as follows:

	December 31, 2016	December 31, 2015
Due from former parent	$299,819	$6,008
Royalty payable to former parent	(171)	(2,809)

Net receivable from former parent	$299,648	$3,199

	December 31, 2016	December 31, 2015
License fee payable to former parent	—	(425,000)

Due from former parent

Employee leasing and overhead allocation

        Effective July 1, 2016, Napo agreed to reimburse the Company for the use of the Company's employee's time and related expenses, including rent and a fixed overhead amount to cover office supplies and copier use. The total amount of such services was $627,529 for the six months ended December 31, 2016. Napo remitted $350,000 in fiscal year 2016 and the remaining balance of $277,529 is included in current assets in the Company's balance sheet.

Other transactions

        In 2016, the Company made $22,290 in payments for consulting, travel and computer equipment on behalf of Napo. In 2015, the Company made $6,008 in net payments on behalf of Napo, including $15,000 in Napo legal services paid by the Company, net of $8,992 of Company consulting services paid by Napo.

        The Company purchased from Napo $37,355 of clinical trial material of which $897 of unused material remains in prepaid expenses and other current assets on the Company's balance sheet, crofelemer API of $174,299 all of which was used and expensed in 2016, and $66,358 of crude plant latex in 2016 none of which has been used in operations and all of which is included in prepaid expenses and other current assets in the Company's balance sheet. All of these purchases were paid in 2016.

        The Company sublet office space from Napo from March 1, 2014 through May 31, 2014. The Company paid Napo $33,897 for rent related to the office space, which was included in general and administrative expense in the Company's statements of operations and comprehensive loss in 2014.

Royalty payable to former parent and license fee payable to former parent and related agreement

        On July 11, 2013, Jaguar entered into an option to license Napo's intellectual property and technology (the "Option Agreement"). Under the Option Agreement, upon the payment of $100,000 in July 2013, the Company obtained an option for a period of two years to execute an exclusive worldwide license to Napo's intellectual property and technology to use for the Company's animal health business. The option price was creditable against future license fees to be paid to Napo under the License Agreement (as defined below).

        In January 2014, the Company exercised its option and entered into a license agreement (the "License Agreement") with Napo for an exclusive worldwide license to Napo's intellectual property and technology to permit the Company to develop, formulate, manufacture, market, use, offer for sale, sell, import, export, commercialize and distribute products for veterinary treatment uses and indications for all species of animals. The Company was originally obligated to pay a one-time non-refundable license fee of $2,000,000, less the option fee of $100,000. At the Company's option, the license fee could have been paid in common stock. In January 2015, the License Agreement was amended to decrease the one-time non-refundable license fee payable from $2,000,000 to $1,750,000 in exchange for acceleration of the payment of the fee. Given that Napo is a significant shareholder of the Company, the abatement of the license fee amount has been recorded as a capital contribution in the accompanying condensed financial statements. In the years ending December 31, 2016 and 2015, the Company made payments of $425,000 and $1.2 million, respectively.

        Milestone payments aggregating $3,150,000 may also be due to Napo based on regulatory approvals of various veterinary products. In addition to the milestone payments, the Company will owe Napo an 8% royalty on annual net sales of products derived from the Croton lechleri tree, up to $30,000,000 and then, a royalty of 10% on annual net sales of $30,000,000 or more. Additionally, if any other products are developed, the Company will owe Napo a 2% royalty on annual net sales of pharmaceutical prescription products that are not derived from Croton lechleri and a 1% royalty on annual net sales of non-prescription products that are not derived from Croton lechleri. The royalty term expires at the longer of 10 years from the first sale of each individual product or when there is no longer a valid patent claim covering any of the products and a competitive product has entered the market. However, because an IPO of at least $10,000,000 was consummated prior to December 31, 2015, the royalty was reduced to 2% of annual net sales of its prescription products derived from Croton lechleri and 1% of net sales of its non-prescription products derived from Croton lechleri and no milestone payment will be due and no royalties will be owed on any additional products developed. The Company incurred $1,015 and $39,734 in royalties for the years ended December 31, 2016 and 2015, respectively, which are included in sales and marketing expense in the Company's statement of operations and comprehensive loss. The Company had unpaid royalties of $171 and $2,810 at December 31, 2016 and 2015, respectively, which are netted with other receivables due from the former parent and are included in current assets in the Company's balance sheet. The Company may, at its sole discretion, elect to remit any milestone payments and/or royalties in the form of the Company's common stock.

        In addition to receiving a License Agreement to Napo's intellectual property and technology, the License also transferred to the Company certain materials and equipment. Raw materials of $1.2 million transferred from Napo were included in research and development expense on the statements of operations and comprehensive loss during the year ended December 31, 2014. Equipment of $811,087 related to the License is included in property and equipment on the Company's balance sheet at December 31, 2016 and 2015 at the cost paid by Napo, which approximates fair value.

        The Company has agreed under the License Agreement to defend, indemnify and hold Napo, its affiliates, and the officers, directors, employees, consultants and contractors of Napo harmless from and against any losses, costs, damages, liabilities, fees and expenses arising out of any third-party claim related to the Company's gross negligence, breach of covenants or the manufacture, sale or use of the product or products.